Supplement (Vanguard Emerging Markets Stock Index Fund)	12 Months Ended
Oct. 31, 2011
Institutional
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Institutional Plus

Shares Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee 0.25% 0.25%

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee 0.25% 0.25%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Institutional Plus

Shares Shares

Management Expenses 0.07% 0.07%

12b-1 Distribution Fee None None

Other Expenses 0.08% 0.05%

Total Annual Fund Operating Expenses 0.15% 0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $66 $102 $141 $256

Institutional Plus Shares $63 $92 $124 $219

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

Institutional Shares $42 $77 $116 $232

Institutional Plus Shares $39 $68 $99 $194

Additional text changes:

All other references to the Fund's 0.50% purchase fee are changed to 0.25%.

Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee 0.25%

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 0.25%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.26%

12b-1 Distribution Fee None

Other Expenses 0.09%

Total Annual Fund Operating Expenses 0.35%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the fiven period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$87 $166 $252 $506

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

$61 $137 $221 $467

Additional text changes:

All other references to the Fund's 0.50% purchase fee are changed to 0.25%.

Participant:
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee 0.25%

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 0.25%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.14%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses 0.22%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$74 $124 $180 $345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

$47 $96 $149 $305

Additional text changes:

All other references to the Fund's 0.50% purchase fee are changed to 0.25%.

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and AdmiralTM Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral(tm) Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Admiral Shares Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee 0.25% 0.25%

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee 0.25% 0.25%

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Admiral

Shares Shares

Management Expenses 0.26% 0.14%

12b-1 Distribution Fee None None

Other Expenses 0.09% 0.08%

Total Annual Fund Operating Expenses 0.35% 0.22%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $87 $166 $252 $506

Admiral Shares $74 $124 $180 $345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

Investor Shares $61 $137 $221 $467

Admiral Shares $47 $96 $149 $305

Additional text changes:

All other references to the Fund's 0.50% purchase fee are changed to 0.25%.

Signal
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares Dated February 25, 2011

Effective immediately, the Fund has decreased its purchase fee from 0.50% to 0.25%. The purchase fee is paid directly to the Fund to offset the costs of buying securities. The fee decrease is the result of the elimination of the tax imposed by the Brazilian government on purchases made by foreign investors in Brazilian equity or certain debt instruments that trade in Brazil.

Prospectus and Summary Prospectus Text Changes

The "Fees and Expenses" section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee 0.25%

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee 0.25%

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.14%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses 0.22%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$74 $124 $180 $345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year 3 Years 5 Years 10 Years

$47 $96 $149 $305

Additional text changes:

All other references to the Fund's 0.50% purchase fee are changed to 0.25%.